UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Personal Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Item 1. Report to Shareholders

Personal Strategy Income Fund	November 30, 2012

The views and opinions in this report were current as of November 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Major U.S. stock indexes produced solid results in the six-month period ended November 30, 2012, despite the ongoing European sovereign debt crisis, China’s economic slowdown, and decelerating U.S. corporate earnings growth. Non-U.S. equity markets outperformed U.S. shares, led by markets in the developed world. Domestic bonds produced moderate gains, led by higher-risk issues, as fixed income investors continued seeking attractive yields in a low interest rate environment. Emerging markets debt rose by double digits, while non-U.S. developed markets bonds posted more modest gains.

MARKET ENVIRONMENT

Accommodative actions by central banks around the world lifted investor sentiment during the period. In the U.S., the Federal Reserve kept the fed funds target rate in its 0.00% to 0.25% range and projected that short-term rates will remain low at least until mid-2015. The Fed extended its Maturity Extension Program through the end of the year and initiated a third round of quantitative easing (commonly known as QE3) through the purchase of $40 billion of agency mortgage-backed securities each month. Significantly, the Fed set no expiration date on its buying program, but rather indicated that it would continue making asset purchases as long as “the outlook for the labor market does not improve substantially.” (Shortly after the end of our reporting period, the Fed announced further Treasury bond purchases and set a specific target for the unemployment rate, 6.5%, for the end of its mortgage-backed securities purchase program.)

European Central Bank President Mario Draghi pledged to do “whatever it takes to preserve the euro” and followed up with a conditional plan to purchase short-term sovereign debt of financially troubled eurozone countries that agree to enter formal assistance programs and institute economic reforms. The Bank of Japan moved to expand its own asset purchase program in its continuing effort to fight deflation. The period ended with significant uncertainty about U.S. fiscal policy, however, as the Obama administration and congressional Republicans attempted to reach an agreement to prevent or lessen the economic impact of the year-end fiscal cliff, a series of tax increases and spending cuts scheduled to take effect in January 2013.

U.S. stocks produced solid gains over the past six months. Large-cap stocks outperformed their smaller counterparts for the period, and value shares fared better than growth across all market capitalizations. Non-U.S. equities produced excellent results over the last six months, with developed and emerging European markets among the best performers. Investors were encouraged by European efforts to stabilize the debt crisis and contain rising government bond yields in peripheral eurozone countries. Japanese shares lagged amid declining exports, a strong yen, and a weakening economy.

U.S. bonds produced moderate returns over the six-month period, with the Barclays U.S. Aggregate Bond Index returning 1.99%. In the investment-grade universe, corporate and municipal bonds performed well. Asset- and agency mortgage-backed securities trailed with lesser gains. Treasuries also lagged, as long-term yields edged higher during the period. High yield securities strongly outperformed their higher-quality counterparts.

PORTFOLIO REVIEW AND POSITIONING

Stocks
An overweight to stocks versus bonds helped performance in the six months since our last report. The domestic large-cap value stock portfolio was among the funds’ best absolute performers over the period and outpaced its style-specific benchmark. Financials stocks were particularly strong, led by JPMorgan Chase, Moody’s, and Bank of America. The health care sector also generated strong results, with Pfizer and Merck among the biggest contributors. Utilities stocks managed only a modest overall gain, with Exelon and MDU Resources among our weakest performers. The funds’ U.S. large-cap growth stock portfolio posted solid gains but lagged the broader equity markets. Google, the world’s leading Web search engine, and Internet shopping giant Amazon.com were standout performers. Our non-U.S. developed markets stock portfolio generated double-digit gains but lagged its benchmark. Emerging markets equities were also strong, and security selection boosted results for the emerging market stock portfolio versus its benchmark. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

We modestly reduced the size of our overweight to stocks versus bonds during the reporting period. Stocks remain reasonably valued and still appear attractive relative to historical valuations. Recent monetary easing from central banks around the world has helped to reduce some of the downside risk, but the uncertainty of U.S. fiscal policy and austerity measures in Europe are constraining upside potential. U.S. corporate balance sheets and profit margins still appear healthy, buoyed by cautious hiring and capital expenditure trends. However, a slowing global economy may weigh on revenue and earnings growth. Stocks offer dividend yields that are competitive with bond yields, which remain low despite modest inflationary pressures.

We favor domestic growth stocks over value stocks. A low-growth economy often benefits growth stocks more than value, as growth companies tend to rely less on a strong economy to increase corporate earnings. A modest improvement in global economic growth is unlikely to provide a sufficient catalyst for value stocks to outperform. Valuations currently favor large-cap stocks over small-caps, as the latter’s solid performance in recent years has reinforced the rich pricing in the small-cap universe.

U.S. economic growth prospects appear better than those of overseas developed markets, but we remain neutral between the two as the weaker growth has been priced into current international stock valuations. Valuations for stocks from developed markets outside the U.S. reflect challenging fundamentals, including a weakening European economy. However, this is balanced by expectations for higher growth in emerging markets. We are overweight emerging markets equities relative to developed equity markets due to their better intermediate- to long-term growth prospects. However, we trimmed the size of our overweight in light of slowing global economic growth, which could constrain growth in export-oriented economies over the short term. Although global growth may be slowing, emerging economies face fewer headwinds due to debt and fiscal issues and have more flexibility to respond to any economic and fiscal challenges that may arise.

We are underweight real assets stocks versus global equities as the prospects for muted global economic growth may weigh on commodity prices. We expect commodities demand to remain subdued as China shifts its growth model from industrial production and exports to domestic consumption. Over the long term, however, exposure to energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities should expand the funds’ broad diversification and position them to perform well under a variety of market conditions, including periods of rising inflation.

Bonds
Our fixed income allocation generated positive overall returns for the past six months and outperformed the benchmark Barclays U.S. Aggregate Bond Index. Diversifying sectors such as high yield, emerging markets debt, and non-U.S. developed markets bonds, which are not included in the Barclays benchmark, were strong contributors. Our allocation to U.S. investment-grade bonds generated more modest gains, but security selection helped our underlying portfolio outperform its benchmark by a substantial margin.

We reduced the size of our overweight allocation to high yield versus investment-grade bonds due to narrowing yield spreads and aggressive trends in the new issue market, such as debt covenant terms that are less favorable to bondholders. Despite this, high yield bonds remain attractive relative to other fixed income sectors in this low-yield environment, particularly in light of our expectations for gradual economic improvement. In addition, many high yield issuers have improved their financial condition significantly since the 2008 global financial crisis, taking advantage of low interest rates to refinance debt and extend maturities. The tendency for high yield debt to be less sensitive to changes in interest rates is appealing given that interest rates are generally near historical lows. We trimmed our allocation to emerging markets debt but remain overweight versus U.S. investment-grade bonds. Slower global growth prospects have eased inflationary concerns in emerging markets, and the favorable fiscal positioning of many emerging markets sovereign issuers stands in contrast to the budget and funding challenges faced by many developed markets. Despite easier monetary policies and persistent fiscal deficits, we believe the U.S. dollar should continue to benefit as a defensive currency during periods of heightened risk aversion.

PERFORMANCE COMPARISON

Personal Strategy Income Fund

As shown in the Performance Comparison table, the Personal Strategy Income Fund gained 7.70% for the six months ended November 30, 2012. The fund comfortably outpaced its combined index portfolio, Morningstar benchmark, and Lipper peer group index for the period.

Allocations to sectors not included in the fund’s broader fixed income benchmark were positive overall for the six-month period. Exposure to emerging markets debt and high yield bonds was particularly beneficial, while non-U.S. developed markets bonds helped to a lesser extent. Our portfolio of real assets stocks provided strong absolute returns and outperformed its style benchmark during the period, but it had little net impact on overall fund results versus our blended equity benchmark, as the sector generally underperformed the broader equity markets. Security selection also boosted results as a majority of the fund’s underlying portfolios outperformed their respective benchmarks. Among stocks, our domestic large-cap value portfolio performed best versus its benchmark, while U.S. large-cap growth and emerging markets stocks were also helpful. Stocks from non-U.S. developed markets were positive but slightly underperformed their benchmark. Our investment-grade bonds outperformed their benchmark and again led relative performance in the fund’s fixed income allocation. Our emphasis on stocks over bonds helped relative results. Please see the Portfolio Review and Positioning section for more information.

The fund’s target allocation to equities was 44% at the end of the current reporting period versus 45% on May 31, 2012. The target allocation to bonds and cash was 56% at the end of the period versus 55% six months ago. The actual allocations may differ from the target allocations due to investment time horizon, market conditions, trading environment, and other factors.

Personal Strategy Balanced Fund

As shown in the Performance Comparison table, the Personal Strategy Balanced Fund gained 9.46% for the six months ended November 30, 2012. The fund comfortably outpaced its combined index portfolio, Morningstar benchmark, and Lipper peer group index for the period.

Allocations to sectors not included in the fund’s broader fixed income benchmark were positive overall for the six-month period. Exposure to emerging markets debt and high yield bonds was particularly beneficial, while non-U.S. developed markets bonds helped to a lesser extent. Our portfolio of real assets stocks provided strong absolute returns and outperformed its style benchmark during the period, but it had little net impact on overall fund results versus our blended equity benchmark, as the sector generally underperformed the broader equity markets. Security selection also boosted results as a majority of the fund’s underlying portfolios outperformed their respective benchmarks. Among stocks, our domestic large-cap value portfolio performed best versus its benchmark, while U.S. large-cap growth and emerging markets stocks were also helpful. Our investment-grade bonds outperformed their benchmark and again led relative performance in the fund’s fixed income allocation. Our emphasis on stocks over bonds helped relative results. Please see the Portfolio Review and Positioning section for more information.

The fund’s target allocation to equities was 64% at the end of the current reporting period versus 65% on May 31, 2012. The target allocation to bonds and cash was 36% at the end of the period versus 35% six months ago. The actual allocations may differ from the target allocations due to investment time horizon, market conditions, trading environment, and other factors.

Personal Strategy Growth Fund

As shown in the Performance Comparison table, the Personal Strategy Growth Fund gained 11.00% for the six months ended November 30, 2012. The fund outpaced its combined index portfolio, Morningstar benchmark, and Lipper peer group index for the period.

Security selection was the primary factor behind the fund’s outperformance versus its benchmarks over the past six months. Our portfolio of large-cap value stocks comfortably outpaced its style-specific benchmark, while U.S. large-cap growth and non-U.S. emerging markets stocks also performed well. Stock selection in non-U.S. developed markets weighed on results. Our investment-grade bonds outperformed their benchmark and again led relative performance in the fund’s fixed income allocation. Allocations to sectors not included in the fund’s broader fixed income benchmarks were also positive. Exposure to emerging markets debt and high yield bonds was particularly beneficial, while non-U.S developed markets bonds helped to a lesser extent. Our portfolio of real assets stocks provided strong absolute returns and outperformed its style benchmark during the period, but it had little impact on overall fund results versus our blended equity benchmark, as the sector generally underperformed the broader equity markets. Our emphasis on stocks over bonds helped relative results. Please see the Portfolio Review and Positioning section for more information.

The fund’s target allocation to equities was 84% at the end of the current reporting period versus 85% on May 31, 2012. The target allocation to bonds and cash was 16% at the end of the period versus 15% six months ago. The actual allocations may differ from the target allocations due to investment time horizon, market conditions, trading environment, and other factors.

OUTLOOK

We expect modest economic improvement in most of the world’s major markets, though significant risks remain. U.S. growth expectations remain modest amid weak capital spending and labor market conditions, hindered by uncertainty about the federal government’s “fiscal cliff,” including the expiration of the Bush-era tax cuts and looming reductions in government spending. Outside the U.S., much of Europe is mired in recession, and the potential for weaker growth in key emerging markets such as China, Brazil, and India may lead to renewed caution on the part of investors.

There are reasons for optimism, however. U.S. economic data are showing incremental improvements in employment, housing, and retail spending. Corporate balance sheets and earnings remain strong even as earnings growth decelerates. Against a backdrop of diminishing productivity gains, companies may increase employment and investment to meet incrementally rising demand, while the potential for lower energy prices should provide further support. Equity valuations are attractive relative to historical levels, and stocks offer dividend yields that, in many cases, are competitive with bond yields. European policymakers appear to have stabilized the Continent’s debt crisis. Although a cure remains elusive as we await substantive progress on the long-term fiscal problems plaguing many European countries, the danger of a disorderly breakup of the eurozone has receded substantially. Although economic growth in emerging markets appears to be slowing, it remains robust. We believe that the worst of China’s economic slowdown has passed, and we are starting to see better numbers as the country charts a path toward more sustainable growth rates.

Although market volatility has ebbed from its high level at midyear, economic and political uncertainties persist in the U.S. and abroad. While no investment can be protected from every scenario, we believe that a highly diversified portfolio and a focus on careful research improve our opportunity for success.

Respectfully submitted,

Charles Shriver
Portfolio manager and chairman of the funds’ Investment Advisory Committee

December 17, 2012

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks investment-grade bonds, including corporate, government, and mortgage-backed securities.

Barclays Global Aggregate ex U.S. Dollar Bond Index: Tracks the performance of government, corporate, agency, and mortgage-related bonds in Europe, the Asia-Pacific region, and Canada.

Citigroup 3-Month Treasury Bill Index: An unmanaged index that tracks short-term U.S. government debt instruments.

Combined index portfolios: Unmanaged portfolios composed of the following underlying indexes as of November 30, 2012:

  Personal Strategy Income—40% stocks (28% Russell 3000 Index, 12% MSCI All Country World Index ex USA), 40% bonds (Barclays U.S. Aggregate Bond Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

  Personal Strategy Balanced—60% stocks (42% Russell 3000 Index, 18% MSCI All Country World Index ex USA), 30% bonds (Barclays U.S. Aggregate Bond Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

  Personal Strategy Growth—80% stocks (56% Russell 3000 Index, 24% MSCI All Country World Index ex USA) and 20% bonds (Barclays U.S. Aggregate Bond Index).

Credit Suisse High Yield Index: Tracks the performance of domestic noninvestment-grade corporate bonds.

Lipper Mixed-Asset Target Allocation Conservative Funds Index: A peer group benchmark that measures the performance of similar funds with a mix of between 20% and 40% equities, with the remainder invested in bonds and short-term investments.

Lipper Mixed-Asset Target Allocation Growth Funds Index: A peer group benchmark that measures the performance of similar funds with a mix of between 60% and 80% equities, with the remainder invested in bonds and short-term investments.

Lipper Mixed-Asset Target Allocation Moderate Funds Index: A peer group benchmark that measures the performance of similar funds with a mix of between 40% and 60% equities, with the remainder invested in bonds and short-term investments.

Morningstar Moderate Target Risk Index: Represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

Morningstar Moderately Aggressive Target Risk Index: Represents a portfolio of global equities (fixed at 80%), bonds, and other asset classes.

Morningstar Moderately Conservative Target Risk Index: Represents a portfolio of global equities (fixed at 40%), bonds, and other asset classes.

MSCI All Country World Index ex USA: An index that measures equity market performance of developed and emerging countries, excluding the U.S.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from 26 emerging market countries that only includes securities that may be traded by foreign investors.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Index: An index that tracks the stocks of 500 primarily large-cap U.S. companies.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

	6 Months Ended 11/30/12	Year Ended 5/31/12	5/31/11	5/31/10	5/31/09	5/31/08
NET ASSET VALUE						
Beginning of period	$ 16.21	$ 16.82	$ 14.71	$ 13.08	$ 15.49	$ 16.64
Investment activities						
Net investment income(1)	0.18(2)	0.40(2)	0.41(2)	0.37(2)	0.40(2)	0.50(2)
Net realized and unrealized gain (loss)	1.06	(0.57)	2.10	1.63	(2.39)	(0.37)
Total from investment activities	1.24	(0.17)	2.51	2.00	(1.99)	0.13
Distributions						
Net investment income	(0.20)	(0.41)	(0.40)	(0.37)	(0.41)	(0.51)
Net realized gain	–	(0.03)	–	–	(0.01)	(0.77)
Total distributions	(0.20)	(0.44)	(0.40)	(0.37)	(0.42)	(1.28)
NET ASSET VALUE						
End of period	**$ 17.25**	**$ 16.21**	**$ 16.82**	**$ 14.71**	**$ 13.08**	**$ 15.49**
Ratios/Supplemental Data						
Total return(3)	**7.70%(2)**	**(0.94)%(2)**	**17.32%(2)**	**15.41%(2)**	**(12.80)%(2)**	**0.85%(2)**
Ratio of total expenses to average net assets	0.46%(2)(4)	0.48%(2)	0.51%(2)	0.55%(2)	0.66%(2)	0.62%(2)
Ratio of net investment income to average net assets	2.10%(2)(4)	2.46%(2)	2.58%(2)	2.58%(2)	3.06%(2)	3.17%(2)
Portfolio turnover rate	29.6%	62.0%	56.3%	43.9%	67.1%	81.4%
Net assets, end of period (in millions)	$ 1,105	$ 989	$ 1,003	$ 853	$ 678	$ 820

(1) Per share amounts calculated using average shares outstanding method.

(2) See Note 6. Excludes expenses permanently waived 0.15%, 0.15%, 0.13%, 0.11%, 0.06%, and 0.04% of average net assets for the six months ended 11/30/12 and the years ended 5/31/12, 5/31/11, 5/31/10, 5/31/09, and 5/31/08, respectively, related to investments in T. Rowe Price mutual funds.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 39.6%		
CONSUMER DISCRETIONARY 6.2%		
Auto Components 0.3%		
Aisin Seiki (JPY)	19,900	592
Autoliv, GDR (SEK)	4,632	280
Gentex	2,000	35
GKN (GBP)	186,840	665
Koito Manufacturing (JPY)	10,000	138
Strattec Security	500	11
TRW (1)	27,100	1,372
		3,093
Automobiles 0.5%		
BMW (EUR)	8,210	728
General Motors (1)	54,400	1,408
Harley-Davidson	15,900	747
Honda (JPY)	32,000	1,064
Nissan Motor (JPY)	54,400	530
Tesla Motors (1)	300	10
Toyota Motor (JPY)	32,500	1,401
		5,888
Distributors 0.0%		
Pool	3,168	133
		133
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)	13,700	263
Benesse Holdings (JPY)	7,900	345
		608
Hotels, Restaurants & Leisure 1.3%		
BJ's Restaurants (1)	3,600	123
Brinker	4,300	129
Carnival	89,800	3,472
Chipotle Mexican Grill (1)	3,000	791

Compass Group (GBP)	64,658	747
Jack In the Box (1)	7,000	193
Las Vegas Sands	34,200	1,595
Marriott, Class A	19,247	698
Red Robin Gourmet Burgers (1)	2,500	82
Sonic (1)	9,180	93
Starbucks	54,800	2,843
Starwood Hotels & Resorts Worldwide	26,900	1,452
The Cheesecake Factory	3,550	121
Tim Hortons	800	37
Wynn Resorts	600	67
Yum! Brands	21,300	1,429
		13,872
Household Durables 0.1%		
Ethan Allen Interiors	900	26
Meritage (1)	3,600	126
PDG Realty (BRL)	126,700	179
Persimmon (GBP)	72,018	924
Standard Pacific (1)	3,400	23
		1,278
Internet & Catalog Retail 1.1%		
Amazon.com (1)	27,400	6,906
Expedia	2,100	130
HSN	3,300	175
Liberty Interactive (1)	21,300	411
priceline.com (1)	7,100	4,708
		12,330
Leisure Equipment & Products 0.1%		
Brunswick	12,800	330
Nikon (JPY)	19,600	550
		880

Media 1.0%		
Cablevision, Class A	15,000	208
Charter Communications, Class A (1)	8,200	581
Comcast, Class A	13,400	498
Comcast, Special Class A	32,700	1,179
Discovery Communications, Class C (1)	35,950	2,023
Informa (GBP)	76,761	517
Jupiter Telecommunications (JPY)	516	674
Madison Square Garden (1)	1,825	80
Meredith	2,900	90
Omnicom	6,200	308
Pandora Media (1)	4,800	42
Scholastic	2,227	63
Television Broadcasts (HKD)	58,000	426
Time Warner	14,800	700
Time Warner Cable, Class A	13,900	1,319
Walt Disney	31,300	1,554
WPP (GBP)	92,332	1,266
		11,528
Multiline Retail 0.3%		
Dollar General (1)	8,800	440
Dollar Tree (1)	5,300	221
Kohl's	33,250	1,485
Lojas Renner (BRL)	8,400	307
Parkson Retail (HKD) (2)	426,000	305
PPR (EUR)	5,308	990
		3,748
Specialty Retail 0.7%		
American Eagle Outfitters	3,000	64
ANN (1)	6,500	218
Bed Bath & Beyond (1)	2,900	170
Chico's	4,700	88

Christopher & Banks (1)	3,825	17
Express (1)	5,500	82
Five Below (1)	1,800	67
Francesca's Holdings (1)	4,100	107
hhgregg (1)	2,200	16
Hibbett Sports (1)	2,700	145
Home Depot	14,500	943
Hot Topic	6,500	65
Inditex (EUR)	4,889	670
Kingfisher (GBP)	153,011	681
Lowe's	25,400	917
MarineMax (1)	3,100	26
Monro Muffler Brake	4,325	139
O'Reilly Automotive (1)	12,700	1,195
PetSmart	900	64
Pier 1 Imports	5,100	98
Ross Stores	6,900	393
rue21 (1)	3,100	89
The Limited	15,000	782
Tiffany	100	6
Zhongsheng Group Holdings (HKD) (2)	248,000	306
Zumiez (1)	4,600	95
		7,443

Textiles, Apparel & Luxury Goods 0.7%

Carters (1)	500	27
Coach	7,500	434
Fossil (1)	17,600	1,521
Michael Kors Holdings (1)	17,300	919
Nike, Class B	8,800	858
PVH	13,500	1,547
Ralph Lauren	8,600	1,351
Richemont, Class A (CHF)	16,970	1,308
Tumi Holdings (1)	5,100	115

Under Armour (1)	1,300	67
Vera Bradley (1)	400	11
		8,158
Total Consumer Discretionary		68,959

CONSUMER STAPLES 2.0%

Beverages 0.4%

Anheuser-Busch InBev, ADR	3,200	281
Coca-Cola	600	23
Dr Pepper Snapple	22,800	1,023
Kirin Holdings (JPY)	58,000	713
Monster Beverage (1)	7,200	375
PepsiCo	16,700	1,172
Pernod Ricard (EUR)	9,298	1,053
		4,640

Food & Staples Retailing 0.4%

Costco Wholesale	1,000	104
CVS Caremark	11,300	526
FamilyMart (JPY) (2)	15,100	670
Fresh Market (1)	3,500	181
Kroger	8,400	220
Tesco (GBP)	343,964	1,792
The Pantry (1)	2,300	29
Whole Foods Market	10,600	990
		4,512

Food Products 0.7%

Archer-Daniels-Midland	29,700	793
Danone (EUR)	7,367	467
Flowers Foods	2,750	65
House Foods (JPY)	6,400	100
Kellogg	19,600	1,087

Nestle (CHF)	49,129	3,215
Seneca Foods (1)	100	3
Treehouse Foods (1)	4,300	226
Unilever (GBP)	45,683	1,759
		7,715
Household Products 0.4%		
Energizer	9,500	758
Procter & Gamble	47,550	3,320
		4,078
Personal Products 0.1%		
Avon	53,200	742
L'Oreal (EUR)	5,642	766
		1,508
Total Consumer Staples		22,453
ENERGY 2.9%		
Energy Equipment & Services 0.5%		
C&J Energy Services (1)	3,900	78
Cameron International (1)	17,900	966
China Oilfield Services, H Shares (HKD)	388,000	773
FMC Technologies (1)	5,600	229
Forum Energy Technologies (1)	2,300	58
Gulf Island Fabrication	2,800	65
ION Geophysical (1)	7,500	45
Key Energy Services (1)	6,800	45
Modec (JPY)	6,600	131
National Oilwell Varco	100	7
Saipem (EUR)	12,206	543
Schlumberger	35,300	2,528
Superior Energy (1)	1,257	25

WorleyParsons (AUD)	10,879	279
		5,772
Oil, Gas & Consumable Fuels 2.4%		
Anadarko Petroleum	3,500	256
Apache	12,300	948
Approach Resources (1)	1,400	33
Beach Energy (AUD)	485,876	730
BG Group (GBP)	51,295	879
Bill Barrett (1)	5,700	99
BP, ADR	9,000	376
Chevron	20,850	2,204
Clayton Williams Energy (1)	1,600	65
Cloud Peak Energy (1)	6,300	120
Concho Resources (1)	5,000	401
CONSOL Energy	24,400	765
Contango Oil & Gas (1)	2,400	98
Devon Energy	10,600	548
Eni (EUR)	48,442	1,145
EOG Resources	10,600	1,247
EQT	10,400	625
Forest Oil (1)	2,700	17
GeoMet (1)	7,100	1
Goodrich Petroleum (1)	5,100	46
Lone Pine Resources (1)	2,021	2
Matador Resources (1)	5,800	52
Newfield Exploration (1)	19,000	462
Oasis Petroleum (1)	7,700	233
Occidental Petroleum	400	30
Petrobras, ADR	16,800	295
Phillips 66	41,300	2,163
Pioneer Natural Resources	18,500	1,980
Range Resources	10,200	653
Royal Dutch Shell, B Shares (GBP)	3,497	121

Royal Dutch Shell, B Shares, ADR	36,100	2,494
Solazyme (1)	3,100	23
Southwestern Energy (1)	17,700	614
Spectra Energy	42,100	1,177
Statoil (NOK) (2)	52,942	1,294
Swift Energy (1)	4,400	68
Valero Energy	64,100	2,068
Westmoreland Coal (1)	2,100	21
Williams Companies	51,500	1,691
		26,044
Total Energy		31,816

FINANCIALS 6.8%

Capital Markets 1.2%

Ameriprise Financial	19,440	1,179
Close Brothers Group (GBP)	15,788	218
Cohen & Steers	3,100	89
Deutsche Bank (EUR)	8,058	356
E*TRADE Financial (1)	13,500	114
Financial Engines (1)	5,300	139
Franklin Resources	21,600	2,852
GAM Holding (CHF)	30,559	392
Gleacher (1)	7,200	5
Goldman Sachs	4,200	495
Invesco	87,100	2,177
KBW	2,600	45
Lazard	16,600	489
Macquarie Group (AUD)	19,771	676
Morgan Stanley	93,100	1,570
Northern Trust	12,600	605
Piper Jaffray (1)	1,300	37
Pzena Investment Management, Class A	1,100	6
State Street	18,300	813

TD Ameritrade Holding	40,900	662
Waddell & Reed Financial, Class A	3,000	97
		13,016
Commercial Banks 1.8%		
Australia & New Zealand Banking (AUD)	57,173	1,454
Banco Santander Brasil, ADR	79,000	529
BankUnited	4,800	113
Barclays, ADR	93,925	1,487
China Citic Bank, H Shares (HKD) (2)	530,610	273
CIT Group (1)	16,800	622
DBS Group (SGD)	59,967	710
DNB (NOK)	99,810	1,243
East West Bancorp	4,883	103
Erste Group Bank (EUR) (1)	6,483	191
First Horizon National	14,400	136
Glacier Bancorp	7,510	109
Intesa Sanpaolo (EUR)	71,199	120
Mitsubishi UFJ Financial (JPY)	100,000	459
Nordea Bank (SEK)	49,318	451
North American Financial Holdings, Class A (1)	5,400	93
Pinnacle Financial Partners (1)	1,700	32
PNC Financial Services Group	17,500	982
Prosperity Bancshares	3,000	123
Regions Financial	30,500	203
Signature Bank (1)	3,100	218
Standard Chartered (GBP)	54,950	1,281
Sumitomo Mitsui Trust Holdings (JPY)	226,890	692
SunTrust	49,500	1,344
Svenska Handelsbanken, Class A (SEK)	18,160	646
Swedbank (SEK)	46,279	855
Synovus Financial	13,900	33
TCF Financial	5,400	64
Texas Capital Bancshares (1)	3,760	169

The Bank of Yokohama (JPY)	43,000	204
U.S. Bancorp	96,300	3,107
Valley National Bancorp	7,619	73
Washington Trust Bancorp	2,100	53
Wells Fargo	34,300	1,132
WestAmerica Bank	2,100	89
Western Alliance Bancorp (1)	9,100	93
Zions Bancorporation	4,000	80
		19,566
Consumer Finance 0.4%		
American Express	38,300	2,141
Capital One Financial	19,000	1,095
Green Dot, Class A (1)	400	5
SLM Corporation	80,200	1,327
		4,568
Diversified Financial Services 1.2%		
Bank of America	304,300	3,001
BM&FBOVESPA (BRL)	81,400	489
Citigroup	300	10
Deutsche Boerse (EUR)	8,104	457
ING Groep, GDS (EUR) (1)	23,853	214
IntercontinentalExchange (1)	6,600	872
JPMorgan Chase	136,900	5,624
Mitsubishi UFJ Lease & Finance (JPY)	7,980	349
Moody's	42,200	2,050
		13,066
Insurance 1.5%		
AIA Group (HKD)	189,600	741
Allianz (EUR)	4,732	615
Allstate	27,600	1,117
Assured Guaranty	51,376	717
AXA (EUR)	79,152	1,301

Brown & Brown	1,400	38
Challenger (AUD)	61,766	215
Enstar (1)	200	20
Fortegra Financial (1)	2,700	24
HCC Insurance Holdings	3,500	129
Infinity Property & Casualty	3,700	202
Kemper	2,200	65
Markel (1)	350	168
Marsh & McLennan	22,400	789
MetLife	82,600	2,742
Munich Re (EUR)	6,646	1,134
National Financial Partners (1)	2,100	35
Progressive	25,100	533
Prudential (GBP)	30,752	446
Prudential Financial	200	10
QBE Insurance (AUD)	25,520	291
RLI	1,400	90
Selective Insurance	7,400	138
Sony Financial (JPY)	34,400	594
State Auto Financial	1,900	28
Storebrand (NOK) (1)	88,288	425
Sun Life Financial (CAD)	26,700	731
Swiss Life (CHF)	3,684	493
The Travelers Companies	11,800	836
XL Group	55,900	1,360
		16,027
Real Estate Investment Trusts (REITs) 0.6%		
Acadia Realty Trust, REIT	2,400	60
American Tower, REIT	48,300	3,619
CBL & Associates Properties, REIT	8,200	185
Chesapeake Lodging Trust, REIT	5,400	102
Colony Financial, REIT	1,900	38
Cousins Properties, REIT	5,983	49

HEALTH CARE 5.6%

Biotechnology 1.1%

Achillion Pharmaceuticals (1)	2,200	17
Alexion Pharmaceuticals (1)	15,200	1,459
Alkermes (1)	4,800	93
AMAG Pharmaceuticals (1)	1,900	29
Amgen	18,850	1,674
Biogen Idec (1)	15,300	2,281
BioMarin Pharmaceutical (1)	2,000	97
Celgene (1)	21,000	1,650
CSL (AUD)	15,405	831
Cubist Pharmaceuticals (1)	3,000	122
Exelixis (1)	7,600	37
Gilead Sciences (1)	31,800	2,385
Idenix Pharmaceuticals (1)	5,400	28
Incyte (1)	9,800	172
Isis Pharmaceuticals (1)	2,800	26
ONYX Pharmaceuticals (1)	700	53
Regeneron Pharmaceuticals (1)	6,500	1,148
Rigel Pharmaceuticals (1)	4,100	34
Seattle Genetics (1)	1,700	43
Targacept (1)	400	2
Theravance (1)	1,000	22
		12,203

Health Care Equipment & Supplies 0.5%

Accuray (1)	313	2
Analogic	800	59
Baxter International	10,000	663
Cooper Companies	1,500	142
Covidien	34,500	2,005
Edwards Lifesciences (1)	4,800	416
Elekta, B Shares (SEK)	54,744	791

HeartWare International (1)	900	74
Integra LifeSciences (1)	400	16
Intuitive Surgical (1)	300	159
Masimo	300	6
Meridian Bioscience	6,800	136
Sonova (CHF)	4,450	486
Steris	2,500	85
Stryker	10,000	542
Tornier (1)	800	13
Wright Medical Group (1)	4,600	97
		5,692
Health Care Providers & Services 1.0%		
Acadia Healthcare (1)	2,600	60
Amerigroup (1)	2,400	220
Cardinal Health	400	16
Catamaran (1)	2,706	132
Centene (1)	1,900	84
Cigna	17,200	899
Express Scripts Holding (1)	20,700	1,115
Fresenius (EUR)	9,286	1,073
HCA Holdings	8,600	273
Healthways (1)	1,700	18
Henry Schein (1)	1,500	121
HMS Holdings (1)	6,100	141
LifePoint Hospitals (1)	2,700	97
McKesson	26,300	2,485
PSS World Medical (1)	1,400	40
Quest Diagnostics	15,900	919
UnitedHealth Group	39,000	2,121
Vanguard Health Systems (1)	6,200	66
Wellcare Health Plans (1)	2,700	130
WellPoint	10,200	570
		10,580

INDUSTRIALS & BUSINESS SERVICES 4.7%

Aerospace & Defense 1.2%		
American Science Engineering	1,300	83
Boeing	46,500	3,454
Hexcel (1)	3,900	101
Honeywell International	51,500	3,158
Moog, Class A (1)	1,900	70
Precision Castparts	15,500	2,843
Raytheon	10,600	606
Rolls-Royce Holdings (GBP) (1)	61,700	880
Teledyne Technologies (1)	2,400	151
United Technologies	29,800	2,387
		13,733
Air Freight & Logistics 0.2%		
C.H. Robinson Worldwide	100	6
FedEx	20,500	1,835
UTi Worldwide	3,800	54
		1,895
Airlines 0.2%		
Allegiant Travel	1,800	133
United Continental (1)	85,200	1,723
		1,856
Building Products 0.1%		
A.O. Smith	625	39
American Woodmark (1)	1,400	40
Gibraltar Industries (1)	1,800	25
Lennox International	4,100	216
Quanex Building Products	5,900	123
Simpson Manufacturing	1,500	49
		492

Commercial Services & Supplies 0.1%		
American Reprographics (1)	5,000	13
Consolidated Graphics (1)	900	31
IHS (1)	8,000	737
Knoll	6,200	89
Mine Safety Appliances	3,900	151
Multi-Color	3,300	74
Team (1)	2,200	79
Waste Connections	4,525	149
		1,323
Construction & Engineering 0.1%		
Aegion (1)	1,400	29
Bouygues (EUR)	17,776	439
Carillion (GBP)	101,871	475
Quanta Services (1)	2,145	55
		998
Electrical Equipment 0.4%		
ABB (CHF)	27,414	534
Acuity Brands	5,300	351
AMETEK	300	11
AZZ	3,400	130
Emerson Electric	21,700	1,090
Encore Wire	800	25
General Cable (1)	3,800	109
Legrand (EUR)	19,101	774
Mitsubishi Electric (JPY)	101,000	791
Roper Industries	6,800	758
		4,573
Industrial Conglomerates 1.2%		
3M	15,000	1,364
Cookson Group (GBP)	52,529	516

Danaher	87,600	4,728
DCC (EUR)	17,018	514
GE	124,100	2,622
Hutchison Whampoa (HKD)	108,300	1,112
Philips Electronics (EUR)	25,144	649
SembCorp Industries (SGD)	224,060	951
Siemens (EUR)	10,975	1,132
Standex International	1,100	54
		13,642
Machinery 0.2%		
Albany International	3,800	82
Cascade	1,200	78
Clarcor	800	37
Colfax (1)	500	19
EnPro Industries (1)	3,300	130
ESCO Technologies	3,700	136
Gardner Denver	3,000	209
Graco	2,900	143
IDEX	375	17
Ingersoll-Rand	10,000	488
John Bean Technologies	3,500	57
Luxfer Holdings, ADR (1)	2,400	27
Proto Labs (1)	500	18
RBC Bearings (1)	3,100	144
Rexnord (1)	2,900	62
Sun Hydraulics	2,250	59
Tennant	800	30
Terex (1)	800	19
Toro	3,200	144
Toshiba Machine (JPY)	22,000	97
Trimas (1)	2,000	52
Valmont Industries	1,300	182
Watts Water Technologies, Class A	4,300	176

Woodward	1,500	55
		2,461
Marine 0.1%		
Maersk, Series B (DKK)	103	736
Nippon Yusen Kabushiki Kaisha (JPY) (2)	30,000	64
		800
Professional Services 0.0%		
CTPartners Executive Search (1)	1,100	4
Kforce (1)	6,200	80
Korn/Ferry (1)	2,400	35
RPX (1)	500	4
		123
Road & Rail 0.5%		
Canadian Pacific Railway	1,500	140
Celadon Group	3,600	62
Central Japan Railway (JPY)	9,600	762
CSX	13,600	269
Heartland Express	412	6
J.B. Hunt Transport Services	3,700	220
Kansas City Southern Industries	11,600	906
Knight Transportation	8,800	132
Landstar System	2,800	142
Union Pacific	24,800	3,045
		5,684
Trading Companies & Distributors 0.4%		
Fastenal	36,700	1,535
H&E Equipment Services	5,600	87
Mitsubishi (JPY)	59,800	1,138
Mitsui (JPY)	50,000	694

W. W. Grainger	3,500	679
		4,133
Total Industrials & Business Services		51,713

INFORMATION TECHNOLOGY 6.7%

Communications Equipment 0.7%

Acme Packet (1)	3,000	60
ADTRAN	8,100	159
Alcatel-Lucent (EUR) (1)(2)	150,113	164
Aruba Networks (1)	8,300	162
Cisco Systems	136,100	2,574
Emulex (1)	3,600	26
Finisar (1)	10,847	147
Harmonic (1)	4,700	22
Ixia (1)	500	7
Juniper Networks (1)	30,500	548
Qualcomm	55,500	3,531
Shoretel (1)	900	4
		7,404

Computers & Peripherals 1.6%

3-D Systems (1)	5,500	246
Apple	25,700	15,042
Cray (1)	6,200	88
Dell	69,300	668
EMC (1)	70,200	1,742
Synaptics (1)	3,200	85
Xyratex	700	7
		17,878

Electronic Equipment, Instruments & Components 0.2%

Amphenol, Class A	2,300	142
Corning	27,400	335

Electro Rent	1,800	28
Fabrinet (1)	1,800	22
First Solar (1)	500	13
Hamamatsu Photonics (JPY)	16,600	589
Hosiden (JPY)	15,600	93
Measurement Specialties (1)	650	20
National Instruments	3,650	89
Newport (1)	2,500	32
Nippon Electric Glass (JPY) (2)	45,000	258
Orbotech (1)	2,900	25
Power-One (1)	7,800	32
Rofin-Sinar Technology (1)	2,800	59
TE Connectivity	10,900	384
Trimble Navigation (1)	1,200	67
Venture (SGD)	36,000	231
		2,419

Internet Software & Services 1.6%

Active Network (1)	4,300	23
Angie's List (1)	4,900	54
Baidu, ADR (1)	25,500	2,456
Bankrate (1)	6,400	77
eBay (1)	58,400	3,085
Facebook (1)	38,244	1,071
Google, Class A (1)	10,900	7,612
Kakaku.com (JPY)	13,600	467
LinkedIn (1)	6,500	703
OpenTable (1)	1,400	63
Saba Software (1)	1,100	9
Tencent Holdings (HKD)	67,000	2,182
		17,802

IT Services 1.0%

Accenture, Class A	7,600	516

Alliance Data Systems (1)	3,700	527
Cognizant Technology Solutions (1)	4,600	309
Fiserv (1)	5,700	439
Forrester Research	1,700	48
Global Payments	1,200	53
Jack Henry & Associates	4,500	175
MasterCard, Class A	9,800	4,789
NS Solutions (JPY)	5,700	108
Sapient (1)	5,600	59
Visa, Class A	24,100	3,608
		10,631
Office Electronics 0.1%		
Canon (JPY)	18,200	640
		640
Semiconductor & Semiconductor Equipment 0.9%		
Advanced Energy Industries (1)	8,500	109
Altera	700	23
ASML (EUR)	10,994	687
Broadcom, Class A	58,700	1,901
Cavium (1)	4,300	151
Diodes (1)	7,250	110
Fairchild Semiconductor, Class A (1)	2,200	29
GT Advanced Technologies (1)	6,100	21
Intersil Holding, Class A	5,900	42
Kopin (1)	5,200	17
M/A-COM Technology Solutions Holdings (1)	2,900	41
Micron Technology (1)	108,000	646
PDF Solutions (1)	3,500	49
PMC-Sierra (1)	22,500	116
RF Micro Devices (1)	6,100	26
Samsung Electronics (KRW)	943	1,224
Semtech (1)	2,500	68

Silicon Laboratories (1)	2,900	121
STR Holdings (1)	6,600	16
SUMCO (JPY) (1)	23,300	164
Supertex (1)	1,600	29
Taiwan Semiconductor (TWD)	228,719	777
Texas Instruments	89,100	2,626
Tokyo Electron (JPY)	9,400	421
TriQuint Semiconductor (1)	10,100	51
Xilinx	18,500	641
		10,106
Software 0.6%		
Autodesk (1)	17,100	566
Bottomline Technologies (1)	4,700	115
Cadence Design Systems (1)	7,200	92
Commvault Systems (1)	1,400	93
Concur Technologies (1)	1,400	92
Eloqua (1)	1,600	29
Epiq Systems	5,300	64
Fleetmatics (1)	1,800	39
Fortinet (1)	1,500	30
Guidewire Software (1)	2,900	87
Interactive Intelligence (1)	3,600	116
Intuit	7,300	437
Microsoft	10,100	269
Nintendo (JPY)	900	108
Oracle	42,500	1,364
Progress Software (1)	4,300	86
Proofpoint (1)	1,800	20
Pros Holdings (1)	2,600	46
QLIK Technologies (1)	400	8
Qualys (1)	2,900	39
RealD (1)	6,300	66
RealPage (1)	4,500	89

Red Hat (1)	11,900	588
Salesforce.com (1)	11,100	1,750
Software (EUR)	14,355	603
Sourcefire (1)	4,100	202
Splunk (1)	1,800	54
SS&C Technologies Holdings (1)	7,800	184
		7,236
Total Information Technology		74,116

MATERIALS 2.2%

Chemicals 1.3%

Asahi Kasei (JPY)	129,000	738
BASF (EUR)	11,990	1,075
Celanese, Class A	37,400	1,535
Ecolab	16,900	1,218
Intrepid Potash (1)	1,200	26
Koppers	3,500	124
Lyondellbasell Industries, Class A	47,200	2,347
Monsanto	14,600	1,337
Potash Corporation of Saskatchewan	24,400	940
Praxair	25,400	2,723
Rockwood Holdings	4,800	220
Senomyx (1)	4,800	8
Sherwin-Williams	13,400	2,044
Showa Denko (JPY) (2)	111,000	161
Tosoh (JPY) (2)	39,000	84
Wacker Chemie (EUR) (2)	3,842	209
		14,789

Construction Materials 0.0%

Eagle Materials	900	48
Martin Marietta Materials	600	54
		102

Containers & Packaging 0.1%		
Crown Cork & Seal (1)	21,000	784
Owens-Illinois (1)	23,300	467
		1,251
Metals & Mining 0.5%		
Agnico-Eagle Mines (CAD)	11,700	652
AK Steel	5,900	24
AMCOL International	2,500	76
Antofagasta (GBP)	19,466	402
BHP Billiton (AUD)	32,259	1,158
BHP Billiton (GBP)	22,085	694
Compass Minerals	1,600	122
Franco-Nevada (CAD)	2,500	142
Haynes International	2,200	102
Kobe Steel (JPY) (1)	90,000	85
Petra Diamonds (GBP) (1)	14,068	24
Rio Tinto (AUD)	15,613	957
Schnitzer Steel, Class A	3,500	99
SSAB (SEK) (2)	56,564	460
Umicore (EUR)	11,236	584
Walter Energy	700	21
		5,602
Paper & Forest Products 0.3%		
International Paper	69,800	2,592
Louisiana Pacific (1)	10,600	185
		2,777
Total Materials		24,521
TELECOMMUNICATION SERVICES 1.2%		
Diversified Telecommunication Services 0.8%		
AT&T	138,200	4,717

Hutchison Telecommunications Hong Kong Holdings (HKD)	396,000	177
Nippon Telegraph & Telephone (JPY)	18,500	829
Premiere Global Services (1)	6,200	53
Telecom Italia (EUR)	936,550	747
Telefonica (EUR)	46,456	610
Telstra (AUD)	170,559	767
TW Telecom (1)	5,200	133
Ziggo (EUR)	10,757	337
		8,370
Wireless Telecommunication Services 0.4%		
America Movil, ADR	38,900	918
SBA Communications (1)	600	41
Softbank (JPY)	16,300	613
Vodafone (GBP)	222,272	574
Vodafone, ADR	82,930	2,140
		4,286
Total Telecommunication Services		12,656
UTILITIES 1.3%		
Electric Utilities 0.5%		
American Electric Power	17,700	755
Cleco	1,000	40
El Paso Electric	3,600	115
Empire District Electric	1,600	32
Entergy	22,400	1,423
Exelon	48,600	1,469
OGE Energy	2,700	154
PNM Resources	6,600	139
SSE (GBP)	61,412	1,402
UNS Energy	3,300	141
		5,670

INDUSTRIALS & BUSINESS SERVICES 0.0%		
Aerospace & Defense 0.0%		
Rolls-Royce Holdings, C Shares (GBP) (1)	4,689,200	8
Total Industrials & Business Services		8
Total Preferred Stocks (Cost $848)		1,635
CONVERTIBLE PREFERRED STOCKS 0.0%		
CONSUMER DISCRETIONARY 0.0%		
Internet & Catalog Retail 0.0%		
coupons.com, Acquisition Date: 6/1 – 8/11/11 Acquisition Cost $25 (1)(3)	4,610	23
Total Consumer Discretionary		23
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
GeoMet	921	8
Total Energy		8
FINANCIALS 0.0%		
Commercial Banks 0.0%		
Fifth Third Bancorp	2,000	279
Synovus Financial	3,100	65
Total Financials		344
INFORMATION TECHNOLOGY 0.0%		
Communications Equipment 0.0%		
Silver Spring Networks, Acquisition Date: 12/11/09 Acquisition Cost $46 (1)(3)	4,600	35
		35

IT Services 0.0%		
Apptio, Acquisition Date: 3/9/12, Acquisition Cost $26 (1)(3)	1,478	26
		26
Total Information Technology		61
Total Convertible Preferred Stocks (Cost $237)		436
CONVERTIBLE BONDS 0.0%		
Terex, 4.00%, 6/1/15	11,000	18
Total Convertible Bonds (Cost $11)		18
CORPORATE BONDS 6.7%		
AbbVie, 2.90%, 11/6/22 (4)	160,000	163
Aetna, 2.75%, 11/15/22	175,000	175
Agilent Technologies, 3.20%, 10/1/22	105,000	106
Allegheny Energy Supply, 6.75%, 10/15/39 (4)	140,000	154
Altria Group, 4.75%, 5/5/21	360,000	408
Altria Group, 9.25%, 8/6/19	235,000	328
America Movil, 5.625%, 11/15/17	330,000	402
American International Group, 4.875%, 6/1/22	710,000	796
American International Group, 6.40%, 12/15/20	60,000	73
American Tower, 4.70%, 3/15/22	565,000	624
American Tower Trust, 5.957%, 4/15/37 (4)	315,000	330
Ameriprise Financial, 7.30%, 6/28/19	225,000	291
Anadarko Petroleum, 6.375%, 9/15/17	285,000	342
Appalachian Power, 6.375%, 4/1/36	140,000	176
Aristotle Holding, 3.90%, 2/15/22 (4)	150,000	161
AT&T, 5.55%, 8/15/41	495,000	590
AvalonBay Communities, 2.95%, 9/15/22	215,000	215

BAA Funding, 4.875%, 7/15/23 (4)	375,000	416
Banco Santander Chile, 3.875%, 9/20/22 (4)	305,000	310
Bank of America, 3.875%, 3/22/17	415,000	451
Bank of America, 5.65%, 5/1/18	920,000	1,065
Barclays Bank, 5.20%, 7/10/14	220,000	234
Berkshire Hathaway Finance, 4.25%, 1/15/21	270,000	312
Boardwalk Pipelines, 3.375%, 2/1/23	370,000	365
BPCE, 2.375%, 10/4/13 (4)	225,000	226
British Sky Broadcasting, 3.125%, 11/26/22 (4)	140,000	141
British Sky Broadcasting, 6.10%, 2/15/18 (4)	85,000	103
Buckeye Partners, 5.50%, 8/15/19	230,000	252
Bunge Finance, 5.90%, 4/1/17	270,000	307
Bunge Limited Finance, 3.20%, 6/15/17	120,000	125
Bunge Limited Finance, 4.10%, 3/15/16	110,000	118
Burlington Northern Santa Fe, 3.05%, 9/1/22	115,000	121
Burlington Northern Santa Fe, 5.40%, 6/1/41	120,000	145
Canadian Natural Resources, 5.70%, 5/15/17	100,000	118
Canadian Natural Resources, 6.25%, 3/15/38	250,000	324
Caterpillar Financial Services, 1.25%, 11/6/17	260,000	261
Catholic Health Initiatives, 2.95%, 11/1/22	155,000	158
Celulosa Arauco y Constitucion, 5.00%, 1/21/21	65,000	70
Citigroup, 5.375%, 8/9/20	395,000	463
Citigroup, 8.50%, 5/22/19	215,000	286
CNA Financial, 5.875%, 8/15/20	220,000	259
Comcast, 3.125%, 7/15/22	180,000	187
Comcast, 6.95%, 8/15/37	420,000	574
Constellation Energy, 5.15%, 12/1/20	330,000	381
Continental Airlines, 4.15%, 10/11/25	45,000	47
Continental Airlines, 4.75%, 7/12/22	81,119	88

Continental Airlines, 7.25%, 5/10/21	184,082	212
Cox Communications, 3.25%, 12/15/22 (4)	90,000	91
Cox Communications, 8.375%, 3/1/39 (4)	240,000	367
Crown Castle Towers, 6.113%, 1/15/40 (4)	580,000	705
DCP Midstream Operating, 2.50%, 12/1/17	110,000	110
DCP Midstream Operating, 3.25%, 10/1/15	195,000	202
Delta Air Lines, 5.30%, 10/15/20	51,915	57
Delta Air Lines, 7.75%, 6/17/21	82,129	94
Delta Air Lines, ETC, 4.95%, 5/23/19	69,547	76
Diamond Offshore Drilling, 5.875%, 5/1/19	230,000	286
DIRECTV Holdings, 2.40%, 3/15/17	275,000	281
DIRECTV Holdings, 5.875%, 10/1/19	390,000	462
DNB NOR Bank, 3.20%, 4/3/17 (4)	595,000	633
Dominion Resources, 2.75%, 9/15/22	195,000	199
Dow Chemical, 4.25%, 11/15/20	65,000	72
Dow Chemical, 8.55%, 5/15/19	245,000	331
Dr Pepper Snapple Group, 2.00%, 1/15/20	65,000	65
Dr Pepper Snapple Group, 3.20%, 11/15/21	120,000	125
Duke Energy, 1.625%, 8/15/17	185,000	187
El Paso Natural Gas, 5.95%, 4/15/17	80,000	93
Enbridge Energy Partners, 5.20%, 3/15/20	55,000	63
Enbridge Energy Partners, 5.50%, 9/15/40	135,000	151
Energizer Holdings, 4.70%, 5/24/22	285,000	308
Energy Transfer Partners, 5.20%, 2/1/22	410,000	460
Enogex, 6.25%, 3/15/20 (4)	110,000	124
Ensco, 3.25%, 3/15/16	370,000	395
Enterprise Products Operations, 3.20%, 2/1/16	90,000	96
Enterprise Products Operations, 7.55%, 4/15/38	160,000	219
EQT, 4.875%, 11/15/21	405,000	439

Equity One, 3.75%, 11/15/22	375,000	373
ERAC USA Finance, 3.30%, 10/15/22 (4)	145,000	146
ERAC USA Finance, 4.50%, 8/16/21 (4)	135,000	149
ERAC USA Finance, 5.25%, 10/1/20 (4)	200,000	231
Exelon Generation, 6.25%, 10/1/39	195,000	226
Express Scripts, 3.125%, 5/15/16	240,000	253
Express Scripts, 6.25%, 6/15/14	145,000	157
Federal Realty Investment Trust, 5.90%, 4/1/20	30,000	36
Fifth Third Bancorp, 3.50%, 3/15/22	140,000	148
Fifth Third Bancorp, 8.25%, 3/1/38	150,000	215
FirstEnergy, 7.375%, 11/15/31	250,000	327
FirstEnergy Solutions, 4.80%, 2/15/15	230,000	248
Fiserv, 3.125%, 6/15/16	110,000	117
Fiserv, 3.50%, 10/1/22	200,000	202
Florida Gas Transmission, 3.875%, 7/15/22 (4)	160,000	170
Ford Motor Credit, 5.75%, 2/1/21	1,095,000	1,232
GATX, 3.50%, 7/15/16	125,000	131
GATX, 4.85%, 6/1/21	270,000	287
GDF Suez, 1.625%, 10/10/17 (4)	185,000	186
GE Capital, 4.625%, 1/7/21	945,000	1,068
GE Capital, 5.30%, 2/11/21	760,000	875
GE Capital, 5.875%, 1/14/38	520,000	626
Goldman Sachs, 5.75%, 1/24/22	460,000	545
Goldman Sachs, 6.15%, 4/1/18	235,000	274
Goldman Sachs, 6.75%, 10/1/37	715,000	795
GTP Acquisition Partners, 4.347%, 6/15/41 (4)	95,000	101
Gulf South Pipeline, 4.00%, 6/15/22 (4)	135,000	145
H.J. Heinz, 1.50%, 3/1/17	225,000	229
Heineken, 2.75%, 4/1/23 (4)	200,000	198

Hess, 6.00%, 1/15/40	170,000	208
Hess, 7.875%, 10/1/29	100,000	140
Hess, 8.125%, 2/15/19	85,000	113
Hewlett-Packard, 3.00%, 9/15/16	350,000	346
Holcim, 6.00%, 12/30/19 (4)	200,000	224
Hospitality Properties Trust, 5.625%, 3/15/17	205,000	227
HSBC Holdings, 5.10%, 4/5/21	370,000	439
HSBC Holdings, 6.50%, 5/2/36	130,000	157
Hyatt Hotels, 3.875%, 8/15/16	385,000	410
Iberdrola Finance Ireland, 3.80%, 9/11/14 (4)	305,000	313
International Lease Finance, 6.625%, 11/15/13	275,000	285
International Paper, 4.75%, 2/15/22	495,000	561
Interpublic Group of Companies, 4.00%, 3/15/22	420,000	423
Interpublic Group of Companies, 10.00%, 7/15/17	185,000	203
Invesco Finance, 3.125%, 11/30/22	155,000	155
Jefferies Group, 3.875%, 11/9/15	160,000	164
Jefferies Group, 5.875%, 6/8/14	143,000	150
John Deere Capital, 1.70%, 1/15/20	350,000	349
JPMorgan Chase, 4.50%, 1/24/22	870,000	978
JPMorgan Chase, 6.00%, 1/15/18	185,000	221
Kaiser Permanente, 3.50%, 4/1/22	215,000	227
KeyCorp, 3.75%, 8/13/15	200,000	214
KeyCorp, 5.10%, 3/24/21	95,000	111
Kilroy Realty, 4.80%, 7/15/18	195,000	216
Kilroy Realty, 6.625%, 6/1/20	240,000	292
Kinder Morgan Energy Partners, 3.95%, 9/1/22	350,000	370
Kinder Morgan Energy Partners, 4.15%, 3/1/22	70,000	75
Kohl's, 3.25%, 2/1/23	150,000	149
Kraft Foods, 3.50%, 6/6/22 (4)	410,000	437

Kraft Foods, 5.00%, 6/4/42 (4)	95,000	106
Kroger, 5.00%, 4/15/42	260,000	280
L-3 Communications, 4.75%, 7/15/20	360,000	403
Life Technologies, 3.50%, 1/15/16	220,000	232
Life Technologies, 4.40%, 3/1/15	165,000	176
Magellan Midstream Partners, 4.25%, 2/1/21	35,000	39
Marriott International, 3.00%, 3/1/19	205,000	213
Massachusetts Electric, 5.90%, 11/15/39 (4)	205,000	274
Merrill Lynch, 6.875%, 4/25/18	460,000	552
MetLife, 4.75%, 2/8/21	220,000	255
Microsoft, 0.875%, 11/15/17	80,000	80
Monongahela Power, 5.70%, 3/15/17 (4)	70,000	80
Morgan Stanley, 6.00%, 4/28/15	245,000	267
Morgan Stanley, 6.625%, 4/1/18	265,000	308
Morgan Stanley, 7.30%, 5/13/19	665,000	806
Murphy Oil, 4.00%, 6/1/22	170,000	173
Nabors Industries, 4.625%, 9/15/21	290,000	311
Nabors Industries, 9.25%, 1/15/19	235,000	313
NBC Universal, 2.875%, 1/15/23	515,000	516
NBC Universal, 5.15%, 4/30/20	295,000	351
Nevada Power, 6.65%, 4/1/36	190,000	262
Nevada Power, 7.125%, 3/15/19	125,000	162
Newcrest Finance, 4.45%, 11/15/21 (4)	345,000	360
Newell Rubbermaid, 2.05%, 12/1/17	125,000	126
News America, 6.15%, 3/1/37	220,000	268
News America, 6.40%, 12/15/35	335,000	418
NiSource Finance, 5.25%, 2/15/43	140,000	150
NiSource Finance, 5.95%, 6/15/41	270,000	317
NiSource Finance, 6.25%, 12/15/40	105,000	126

Noble Energy, 4.15%, 12/15/21	255,000	279
Noble Energy, 6.00%, 3/1/41	210,000	254
Noble Holding International, 5.25%, 3/15/42	335,000	357
Nordea Bank, 3.125%, 3/20/17 (4)	535,000	566
Nordea Bank, 4.875%, 5/13/21 (4)	410,000	434
NSTAR Electric, 2.375%, 10/15/22	260,000	261
NuStar Logistics, 4.80%, 9/1/20	200,000	196
NVR, 3.95%, 9/15/22	150,000	155
O'Reilly Automotive, 3.80%, 9/1/22	330,000	347
O'Reilly Automotive, 4.875%, 1/14/21	260,000	292
Odebrecht Finance, 5.125%, 6/26/22 (4)	255,000	275
Omnicom Group, 4.45%, 8/15/20	570,000	634
Omnicom Group, 6.25%, 7/15/19	105,000	129
ONCOR Electric Delivery, 4.55%, 12/1/41	165,000	166
ONEOK, 4.25%, 2/1/22	255,000	275
Oracle, 2.50%, 10/15/22	415,000	419
Owens Corning, 4.20%, 12/15/22	95,000	96
Pernod Ricard, 4.45%, 1/15/22 (4)	400,000	437
Petrohawk Energy, 7.25%, 8/15/18	155,000	176
Phillips 66, 4.30%, 4/1/22 (4)	385,000	425
Pioneer Natural Resources, 3.95%, 7/15/22	355,000	374
Plains All American Pipeline, 5.75%, 1/15/20	205,000	250
PNC Funding, 3.30%, 3/8/22	370,000	395
PNC Funding, 3.625%, 2/8/15	115,000	122
PNC Funding, 5.625%, 2/1/17	230,000	267
PPL Capital Funding, 3.50%, 12/1/22	175,000	179
PPL WEM Holdings, 3.90%, 5/1/16 (4)	335,000	357
Principal Financial Group, 1.85%, 11/15/17	55,000	55
Principal Financial Group, 3.30%, 9/15/22	50,000	51

Principal Financial Group, 6.05%, 10/15/36	185,000	229
Provident, 7.00%, 7/15/18	265,000	303
Prudential Financial, 5.375%, 6/21/20	320,000	375
Public Service Company of Oklahoma, 5.15%, 12/1/19	80,000	93
Rabobank Nederland, 3.95%, 11/9/22	250,000	253
Raymond James Financial, 4.25%, 4/15/16	70,000	74
RCI Banque, 4.60%, 4/12/16 (4)	280,000	292
Regency Centers, 5.875%, 6/15/17	100,000	115
Regions Financial, 5.75%, 6/15/15	95,000	102
Reinsurance Group of America, 5.00%, 6/1/21	135,000	149
Reinsurance Group of America, 5.625%, 3/15/17	130,000	148
Reinsurance Group of America, 6.45%, 11/15/19	130,000	153
Reliance Holdings USA, 4.50%, 10/19/20 (4)	250,000	260
Reliance Holdings USA, 5.40%, 2/14/22 (4)	250,000	276
Republic Services, 3.55%, 6/1/22	190,000	201
Republic Services, 5.70%, 5/15/41	380,000	463
Reynolds American, 3.25%, 11/1/22	200,000	202
Reynolds American, 7.625%, 6/1/16	275,000	330
Rock-Tenn, 4.00%, 3/1/23 (4)	205,000	208
Roper Industries, 1.85%, 11/15/17	75,000	75
Roper Industries, 6.25%, 9/1/19	215,000	259
Rowan Companies, 5.00%, 9/1/17	340,000	374
Royal Bank of Scotland, 2.55%, 9/18/15	200,000	204
SBA Tower Trust, 2.933%, 12/15/42 (4)	150,000	157
SBA Tower Trust, 4.254%, 4/15/40 (4)	240,000	255
SLM Corporation, 6.00%, 1/25/17	390,000	421
SLM Corporation, 8.45%, 6/15/18	360,000	419
Smiths Group, 3.625%, 10/12/22 (4)	30,000	31
Southwest Airlines, 5.125%, 3/1/17	270,000	300

Southwest Gas, 3.875%, 4/1/22	90,000	100
Sun Life Financial Global Funding, FRN, 0.601%, 10/6/13 (4)	280,000	280
SunTrust Banks, 3.60%, 4/15/16	185,000	198
Talisman Energy, 3.75%, 2/1/21	585,000	629
Tampa Electric, 6.15%, 5/15/37	270,000	371
Teck Resources, 2.50%, 2/1/18	70,000	71
TECO Finance, 5.15%, 3/15/20	185,000	217
Telecom Italia Capital, 5.25%, 11/15/13	400,000	411
Telecom Italia Capital, 5.25%, 10/1/15	130,000	138
Telecom Italia Capital, 6.175%, 6/18/14	110,000	116
Telefonica Emisiones, 3.992%, 2/16/16	240,000	244
Telefonica Emisiones, 5.462%, 2/16/21	100,000	100
Telefonica Emisiones, 6.221%, 7/3/17	230,000	249
Time Warner, 6.50%, 11/15/36	210,000	263
Time Warner Cable, 5.50%, 9/1/41	415,000	462
Transcanada Pipelines, 2.50%, 8/1/22	255,000	259
Transocean, 5.05%, 12/15/16	385,000	428
Travel Channel, 3.55%, 1/15/15 (4)	285,000	300
Turlock, 4.00%, 11/2/32 (4)	160,000	165
Tyson Foods, 4.50%, 6/15/22	240,000	257
U.S. Bancorp, 2.95%, 7/15/22	165,000	169
U.S. Bancorp, 3.442%, 2/1/16	295,000	312
Union Bank of California, 3.50%, 6/18/22	35,000	37
Union Pacific, 4.75%, 9/15/41	295,000	336
Unum Group, 5.625%, 9/15/20	85,000	97
Unum Group, 5.75%, 8/15/42	130,000	140
Valmont Industries, 6.625%, 4/20/20	205,000	244
Ventas Realty, 3.125%, 11/30/15	65,000	69
Ventas Realty, 3.25%, 8/15/22	190,000	189

Ventas Realty, 4.00%, 4/30/19	175,000	189
Verisk Analytics, 5.80%, 5/1/21	160,000	181
Vivendi, 3.45%, 1/12/18 (4)	365,000	371
Votorantim Cimentos, 7.25%, 4/5/41 (4)	250,000	277
Walt Disney, 1.10%, 12/1/17	420,000	420
Waste Management, 2.90%, 9/15/22	340,000	341
Watson Pharmaceuticals, 3.25%, 10/1/22	220,000	226
Watson Pharmaceuticals, 4.625%, 10/1/42	90,000	94
WEA Finance, 3.375%, 10/3/22 (4)	225,000	229
Weatherford International, 4.50%, 4/15/22	90,000	92
Weatherford International, 6.75%, 9/15/40	160,000	172
Weatherford International, 9.625%, 3/1/19	185,000	238
WellPoint, 3.30%, 1/15/23	240,000	247
WellPoint, 6.00%, 2/15/14	410,000	436
Wells Fargo, 3.50%, 3/8/22	570,000	610
Western Gas Partners, 4.00%, 7/1/22	420,000	440
Williams Partners, 3.35%, 8/15/22	250,000	255
Williams Partners, 4.125%, 11/15/20	175,000	191
Williams Partners, 6.30%, 4/15/40	225,000	277
WPP Finance 2010, 3.625%, 9/7/22	305,000	304
WPP Finance 2010, 4.75%, 11/21/21	190,000	210
Xerox, 2.95%, 3/15/17	35,000	36
Xerox, 6.35%, 5/15/18	490,000	569
Total Corporate Bonds (Cost $68,481)		74,115

ASSET-BACKED SECURITIES 1.0%

Ally Auto Receivables Lease Trust Series 2012-SN1, Class A4 0.70%, 12/21/15	145,000	145

Ally Auto Receivables Trust Series 2009-B, Class C 4.06%, 5/16/16 (4)	605,000	624
Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	505,000	506
American Express Credit Account Master Trust Series 2012-5, Class C 1.07%, 5/15/18 (4)	115,000	115
AmeriCredit Automobile Receivables Trust Series 2011-2, Class A3 1.61%, 10/8/15	435,000	438
Cabela's Credit Card Master Trust Series 2011-2A, Class A1 2.39%, 6/17/19 (4)	385,000	406
Cabela's Credit Card Master Trust Series 2012-2A, Class A1 1.45%, 6/15/20 (4)	605,000	615
CarMax Auto Owner Trust Series 2012-3, Class D 2.29%, 4/15/19	165,000	165
CIT Equipment Collateral Trust Series 2012-VT1, Class A3 1.10%, 8/22/16 (4)	225,000	226
CNH Equipment Trust Series 2012-D, Class B 1.27%, 5/15/20	335,000	335
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (4)	756,394	850
Ford Credit Auto Lease Trust Series 2012-B, Class B 1.10%, 12/15/15 (4)	120,000	120
Ford Credit Auto Lease Trust Series 2012-B, Class C 1.50%, 3/15/17 (4)	150,000	150
Ford Credit Auto Owner Trust Series 2012-D, Class C 1.23%, 8/15/18	105,000	105

Ford Credit Floorplan Master Owner Trust Series 2010-3, Class C 4.99%, 2/15/17 (4)	570,000	607
Fosse Master Issuer Series 2011-1A, Class A5, CMO, VR 1.825%, 10/18/54 (4)	200,000	207
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	535,000	557
GE Capital Credit Card Master Note Trust Series 2012-6, Class B 1.83%, 8/17/20	595,000	606
Holmes Master Issuer Series 2012-1A, Class A2, CMO, VR 1.99%, 10/15/54 (4)	325,000	333
Holmes Master Issuer Series 2012-3A, Class B1, CMO, VR 2.54%, 10/15/54 (4)	295,000	305
Huntington Auto Trust Series 2011-1A, Class C 2.53%, 3/15/17 (4)	205,000	211
Hyundai Auto Lease Securities Trust Series 2012-A, Class A4 1.05%, 4/17/17 (4)	155,000	156
Hyundai Auto Receivables Trust Series 2012-A, Class A4 0.95%, 12/15/16	405,000	409
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (4)	97,156	98
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (4)	30,807	31
Motor Series 2012-A, Class A1C 1.286%, 2/25/20 (4)	250,000	250
Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (4)	565,000	588

Smart Trust Australia Series 2011-1USA, Class A3A 1.77%, 10/14/14 (4)	190,226	191
Smart Trust Australia Series 2011-1USA, Class A4A 2.52%, 11/14/16 (4)	155,000	159
Smart Trust Australia Series 2011-2USA, Class A3A 1.54%, 3/14/15 (4)	180,000	181
Smart Trust Australia Series 2012-2USA, Class A4A 2.06%, 3/14/18 (4)	320,000	320
Smart Trust Australia Series 2012-4US, Class A4A 1.25%, 8/14/18	190,000	190
Volkswagen Auto Lease Trust Series 2012-A, Class A4 1.06%, 5/22/17	295,000	298
Total Asset-Backed Securities (Cost $10,228)		10,497

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.4%

Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	103,057	103
Banc of America Commercial Mortgage Series 2007-1, Class AAB 5.422%, 1/15/49	950,496	1,003
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	745,000	872
Banc of America Commercial Mortgage Series 2008-1, Class A4, VR 6.394%, 2/10/51	875,000	1,067
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.966%, 2/25/34	50,678	51

Bank of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 3.112%, 5/25/34	30,216	30
Bank of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.121%, 9/25/34	37,132	37
Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 3.12%, 10/25/34	15,135	16
Bank of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.107%, 11/25/35	236,878	203
Bank of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 3.134%, 11/25/35	89,039	82
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	489,214	508
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A4, VR 5.694%, 6/11/50	385,000	456
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	23,385	18
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class AAB 5.608%, 10/15/48	278,289	283
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, VR 6.206%, 12/10/49	190,000	227
Commercial Mortgage PTC Series 2007-C9, Class A4, VR 5.994%, 12/10/49	295,000	352
Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, VR 1.813%, 1/25/34	104,868	75
FREMF Mortgage Trust Series 2012-K22, Class B 3.687%, 8/25/45 (4)	205,000	205

FREMF Mortgage Trust Series 2012-K711, Class B, VR 3.563%, 8/25/45 (4)	320,000	329
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB 4.619%, 8/10/42	60,566	62
Greenwich Capital Commercial Funding Series 2006-GG7, Class A4, VR 6.064%, 7/10/38	505,000	583
GS Mortgage Securities Corp II Series 2012-GCJ9, Class A3 2.773%, 11/10/45	310,000	317
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	336,992	350
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	1,000,000	1,126
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	895,000	1,023
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18, Class A4 5.44%, 6/12/47	960,000	1,108
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, VR 5.882%, 2/15/51	385,000	455
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	405,000	415
JPMorgan Chase Mortgage Trust Series 2007-A1, Class 1A1, CMO, ARM 3.048%, 7/25/35	224,171	228
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4, VR 6.063%, 6/15/38	680,000	785
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4 5.372%, 9/15/39	335,000	387

LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, 2/15/40	145,000	167
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, VR 6.325%, 4/15/41	70,000	80
Merrill Lynch Mortgage Investors Series 2005-WMC1, Class M1, CMO, VR 0.958%, 9/25/35	66,084	58
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, VR 5.782%, 8/12/43	250,000	279
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4, VR 6.041%, 6/12/50	415,000	478
Morgan Stanley Capital I Series 2007-IQ14, Class A4, VR 5.692%, 4/15/49	585,000	678
MortgageIT Trust Series 2005-2, Class 1A1, CMO, VR 0.468%, 5/25/35	295,665	276
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	17,460	18
Terwin Mortgage Trust Series 2005-14HE, Class AF2, VR 4.849%, 8/25/36	59,827	61
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A3 5.678%, 5/15/46	265,000	311
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 3.017%, 9/25/35	18,507	18
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 4.861%, 1/25/34	70,057	70
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, VR 4.707%, 6/25/34	52,789	54

Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 2.622%, 3/25/35	84,453	84
Total Non-U.S. Government Mortgage-Backed Securities (Cost $14,229)		15,388

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 9.1%

U.S. Government Agency Obligations 8.0% (5)

Federal Home Loan Mortgage		
3.50%, 8/1 - 11/1/42	2,984,788	3,183
4.00%, 1/1/25 - 12/1/41	3,112,940	3,335
4.50%, 11/1/18 - 10/1/40	3,844,932	4,125
5.00%, 10/1/18 - 8/1/40	2,959,135	3,208
5.50%, 3/1/18 - 10/1/38	1,441,440	1,556
6.00%, 10/1/16 - 8/1/38	807,335	886
6.50%, 3/1/32 - 9/1/34	269,418	307
7.00%, 11/1/30 - 6/1/32	10,016	12
Federal Home Loan Mortgage, ARM		
2.702%, 1/1/37	38,349	41
2.725%, 7/1/35	29,442	31
2.781%, 2/1/37	133,627	143
2.903%, 2/1/37	232,593	248
2.91%, 9/1/32	3,193	3
3.104%, 2/1/37	146,217	155
5.906%, 12/1/36	42,543	46
5.947%, 10/1/36	90,126	98
6.008%, 11/1/36	77,259	84
6.06%, 10/1/36	143,359	156
6.245%, 8/1/36	64,281	70
Federal Home Loan Mortgage, CMO, 5.50%, 8/15/16	242,943	244

Federal Home Loan Mortgage, CMO, IO, 4.50%, 4/15/18	5,059	—
Federal National Mortgage Assn.		
3.00%, 6/1/27 - 10/1/42	2,744,917	2,901
3.50%, 12/1/25 - 11/1/42	3,942,359	4,218
4.00%, 8/1/25 - 2/1/42	16,592,694	17,816
4.50%, 5/1/19 - 12/1/41	12,308,466	13,295
5.00%, 6/1/18 - 7/1/41	8,941,186	9,771
5.50%, 1/1/17 - 12/1/39	7,227,609	7,899
6.00%, 5/1/21 - 5/1/42	6,350,927	7,039
6.50%, 5/1/17 - 8/1/38	942,468	1,058
7.00%, 1/1/31 - 7/1/37	32,071	38
Federal National Mortgage Assn., ARM		
2.668%, 11/1/35	92,675	99
2.776%, 8/1/36	100,792	108
3.04%, 12/1/36	86,866	93
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/1/32	12,936	2
Federal National Mortgage Assn., TBA		
3.00%, 1/1/42	3,275,000	3,444
3.50%, 1/1/41	1,547,000	1,651
4.50%, 1/1/36	626,000	675
		88,038
U.S. Government Obligations 1.1%		
Government National Mortgage Assn.		
2.50%, 5/20 - 9/20/27	2,435,632	2,573
3.00%, 6/20 - 9/20/27	1,775,379	1,897
3.50%, 7/20 - 10/20/42	1,742,484	1,880
4.50%, 9/20/40 - 3/20/41	2,351,081	2,597
5.00%, 10/20/39 - 3/20/41	1,130,935	1,248
5.50%, 7/15/33	192,847	215

6.00%, 5/15/26 - 11/20/33	81,591	92
6.50%, 2/15/28 - 12/20/33	151,839	177
7.00%, 12/15/13 - 7/20/27	21,058	25
7.50%, 11/15/25 - 6/15/32	12,454	15
8.00%, 3/15/22 - 10/20/25	2,582	3
Government National Mortgage Assn., CMO, IO 4.50%, 11/20/37 - 12/20/39	1,957,062	236
Government National Mortgage Assn., TBA, 3.00%, 1/1/42	1,145,000	1,221
		12,179
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $98,136)		100,217

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 5.6%

U.S. Government Agency Obligations 0.4% (6)

Federal Home Loan Bank, 5.25%, 6/18/14	700,000	754
Federal Home Loan Mortgage, 1.00%, 9/29/17	665,000	673
Federal National Mortgage Assn., 0.875%, 8/28/17	670,000	674
Federal National Mortgage Assn., 0.875%, 10/26/17	1,340,000	1,346
Federal National Mortgage Assn., 4.375%, 10/15/15	925,000	1,029
Federal National Mortgage Assn., 4.875%, 12/15/16	200,000	234
Federal National Mortgage Assn., 7.125%, 1/15/30	65,000	104
		4,814

U.S. Treasury Obligations 5.2%

U.S. Treasury Bonds, 4.625%, 2/15/40	7,400,000	10,207
U.S. Treasury Bonds, 5.375%, 2/15/31	735,000	1,070
U.S. Treasury Bonds, 6.75%, 8/15/26	1,640,000	2,574
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	4,076,835	4,146
U.S. Treasury Notes, 0.125%, 9/30/13	285,000	285

U.S. Treasury Notes, 0.875%, 2/28/17	16,440,000	16,699
U.S. Treasury Notes, 1.25%, 3/15/14	1,060,000	1,074
U.S. Treasury Notes, 2.125%, 8/15/21	2,995,000	3,178
U.S. Treasury Notes, 2.25%, 5/31/14	3,365,000	3,466
U.S. Treasury Notes, 2.625%, 7/31/14	8,860,000	9,209
U.S. Treasury Notes, 2.625%, 4/30/16	1,160,000	1,247
U.S. Treasury Notes, 2.75%, 2/15/19 (7)	3,330,000	3,709
		56,864
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $59,050)		61,678

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.6%

Centrais Electricas Brasileiras, 5.75%, 10/27/21 (4)	285,000	318
Codelco, 7.50%, 1/15/19 (4)	140,000	181
Electricite de France, 6.95%, 1/26/39 (4)	185,000	250
Gazprom, 4.95%, 5/23/16 (4)	305,000	326
Gazprom, 7.288%, 8/16/37	150,000	193
Government of Bermuda, 4.138%, 1/3/23 (4)	200,000	214
Government of Bermuda, 5.603%, 7/20/20 (4)	100,000	117
Korea Hydro & Nuclear Power, 3.125%, 9/16/15 (4)	200,000	210
Korea National Oil, 4.00%, 10/27/16 (4)	200,000	217
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (4)	115,000	123
Pemex Project Funding Master Trust, 6.625%, 6/15/35	45,000	57
Petrobras International Finance, 5.75%, 1/20/20	485,000	556
Petrobras International Finance, 5.875%, 3/1/18	265,000	306
Petrobras International Finance, 7.875%, 3/15/19	135,000	170
Petroleos Mexicanos, 4.875%, 1/24/22	615,000	697
Petroleos Mexicanos, 5.50%, 6/27/44	150,000	165

Petroleos Mexicanos, 6.50%, 6/2/41	175,000	221
Province of Manitoba, 1.30%, 4/3/17	415,000	426
Province of Ontario, 1.60%, 9/21/16	555,000	573
Republic of Chile, 3.875%, 8/5/20	160,000	182
Republic of Poland, 3.875%, 7/16/15	465,000	501
Swedish Export Credit, 5.125%, 3/1/17	465,000	543
United Mexican States, 6.375%, 1/16/13	215,000	217
Total Foreign Government Obligations & Municipalities (Cost $6,126)		6,763

MUNICIPAL SECURITIES 1.5%

California 0.2%		
Bay Area Toll Auth., Build America, 6.263%, 4/1/49	405,000	566
California, 4.00%, 9/1/26	155,000	175
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	385,000	525
Los Angeles Airport, Build America, 7.053%, 5/15/40	205,000	279
San Diego County Water Auth., Build America, 6.138%, 5/1/49	115,000	154
		1,699
Colorado 0.0%		
Regional Transportation Dist., 5.00%, 11/1/38	205,000	239
		239
District of Columbia 0.0%		
District of Columbia, Build America, 5.591%, 12/1/34	50,000	63
District of Columbia, 5.25%, 12/1/34	205,000	258
		321
Florida 0.1%		
Florida Board of Ed., Lottery, 5.00%, 7/1/20	485,000	611
		611

Georgia 0.1%		
Georgia, 5.00%, 7/1/23	185,000	242
Georgia, 5.00%, 7/1/24	115,000	150
Georgia, 5.00%, 7/1/25	135,000	175
		567
Hawaii 0.0%		
Hawaii, 5.00%, 11/1/25	140,000	179
		179
Illinois 0.1%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	180,000	238
Chicago Transit Auth., Regional Transportation Auth. 6.899%, 12/1/40	270,000	331
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	325,000	430
		999
Kansas 0.0%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (8)	130,000	154
		154
Louisiana 0.0%		
Louisiana, 5.00%, 7/15/21	150,000	194
Louisiana, 5.00%, 8/1/21	130,000	168
		362
Maryland 0.1%		
Maryland Transportation Auth., Build America, 5.754%, 7/1/41	410,000	544
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	315,000	430
		974

Massachusetts 0.1%		
Massachusetts, 5.00%, 6/1/25	185,000	231
Massachusetts, 5.25%, 9/1/24	205,000	279
Massachusetts, Build America, 4.50%, 8/1/31	225,000	258
Massachusetts Bay Transportation Auth., 5.00%, 7/1/20	245,000	313
		1,081
Minnesota 0.0%		
Minnesota, 5.00%, 3/1/27	145,000	181
		181
New Jersey 0.0%		
New Jersey Turnpike Auth., 5.00%, 1/1/29	205,000	249
		249
New York 0.3%		
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	70,000	103
New York City, 5.00%, 4/1/23	235,000	298
New York City, Build America, 5.846%, 6/1/40	210,000	280
New York City, Build America, 6.271%, 12/1/37	120,000	163
New York City Housing Dev. Corp., 6.42%, 11/1/27	35,000	36
New York City Municipal Water Fin. Auth., Build America 5.952%, 6/15/42	110,000	155
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	435,000	544
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/24	110,000	140
New York City Transitional Fin. Auth., Future Tax, 5.00%, 2/1/25	110,000	137
Port Auth. of New York & New Jersey, 4.458%, 10/1/62	710,000	712

Tompkins County IDA, Cornell Univ., 5.00%, 7/1/37	205,000	246
		2,814
Oregon 0.0%		
Oregon, Taxable Pension, 5.892%, 6/1/27	75,000	96
		96
Pennsylvania 0.0%		
Pennsylvania, 5.00%, 7/1/21	275,000	355
		355
South Carolina 0.0%		
South Carolina Public Service Auth., 4.322%, 12/1/27	270,000	297
		297
Texas 0.2%		
Dallas Independent School Dist., Permanent School Fund 4.00%, 8/15/27	155,000	180
Dallas Independent School Dist., Permanent School Fund 5.00%, 8/15/29	170,000	215
Harris County, Permanent Improvement, 5.00%, 10/1/24	160,000	206
Houston, Public Improvement, 5.00%, 3/1/23	170,000	217
Houston, Taxable Pension Obligation, 6.29%, 3/1/32	275,000	348
San Antonio Electric & Gas, 5.25%, 2/1/24	305,000	409
Texas Transportation Commission, Build America 5.178%, 4/1/30	435,000	534
		2,109
Utah 0.1%		
Utah Transit Auth., Build America, 5.937%, 6/15/39	375,000	513
		513

Total Investments in Securities	
100.7% of Net Assets (Cost $954,379)	**$ 1,112,118**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at November 30, 2012. See Note 4.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $84 and represents 0.0% of net assets.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $21,872 and represents 2.0% of net assets.

(5) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(6) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(7) At November 30, 2012, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(8) Insured by Assured Guaranty Municipal Corp.

(9) SEC 30-day yield

(10) Affiliated Companies

(11) Seven-day yield

ADR American Depository Receipts
ARM Adjustable Rate Mortgage
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETC Equipment Trust Certificate
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depository Receipts
GDS Global Depository Shares
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $954,379)	$ 1,112,118
Receivable for investment securities sold	13,880
Interest and dividends receivable	3,194
Receivable for shares sold	1,511
Cash	9
Other assets	283
Total assets	1,130,995
Liabilities	
Payable for investment securities purchased	21,740
Obligation to return securities lending collateral	2,840
Payable for shares redeemed	932
Investment management fees payable	271
Due to affiliates	122
Unrealized loss on swaps	23
Variation margin payable on futures contracts	16
Other liabilities	302
Total liabilities	26,246
NET ASSETS	$ 1,104,749
Net Assets Consist of:	
Undistributed net investment income	$ 3,917
Accumulated undistributed net realized loss	(3,803)
Net unrealized gain	157,675
Paid-in capital applicable to 64,030,680 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized	946,960
NET ASSETS	$ 1,104,749
NET ASSET VALUE PER SHARE	$ 17.25

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of approximately 40% stocks, 40% bonds, and 20% money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $3,000 for the six months ended November 30, 2012. Additionally, the fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption had no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on November 30, 2012:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in Securities, except:	$ 384,362	$ —	$ —	$ 384,362
Common Stocks	336,883	100,992	—	437,875
Preferred Stocks	—	1,635	—	1,635
Convertible Preferred Stocks	—	352	84	436
Convertible Bonds	—	18	—	18
Corporate Bonds	—	74,115	—	74,115
Asset-Backed Securities	—	10,497	—	10,497
Non-U.S. Government Mortgage-Backed Securities	—	15,388	—	15,388
U.S. Government & Agency Mortgage-Backed Securities	—	100,217	—	100,217
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	—	61,678	—	61,678
Foreign Government Obligations & Municipalities	—	6,763	—	6,763
Municipal Securities	—	16,294	—	16,294
Securities Lending Collateral	2,416	424	—	2,840
Total	$ 723,661	$ 388,373	$ 84	$ 1,112,118
Liabilities				
Swaps	$ —	$ 23	$ —	$ 23
Futures Contracts	16	—	—	16
Total	$ 16	$ 23	$ —	$ 39

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at November 30, 2012, totaled $(2,000) for the six months ended November 30, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2012, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2012, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2012, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2012, the fund’s exposure to futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price and/or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, payment risk increases as the price of the relevant underlying credit and/or credit rating declines. Generally payment risk increases as the market value of a swap contract declines in relation to the notional amount. As of November 30, 2012, the notional amount of protection sold by the fund totaled $540,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, and depreciated swaps and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Net periodic receipts or payments required by swaps are accrued daily and are recorded as realized gain or loss for financial reporting purposes when settled; fluctuations in the fair value of swaps are reflected in the change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity or cash settlement. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2012, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 2012, approximately 15% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market psychology. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase and Sale Commitments During the six months ended November 30, 2012, the fund entered into to be announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2012, the value of loaned securities was $2,680,000; the value of cash collateral investments was $2,840,000.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC instruments, collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. For exchange-traded instruments, margin posted by the fund is held by the broker. Cash posted by the fund as collateral or to meet margin requirements is reflected as restricted cash in the accompanying financial statements and securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of November 30, 2012, no collateral was pledged by either the fund or counterparties for covered OTC instruments. As of November 30, 2012, securities valued at $215,000 had been posted by the fund to the broker for exchange-traded derivatives.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $132,018,000 and $123,972,000, respectively, for the six months ended November 30, 2012. Purchases and sales of U.S. government securities aggregated $179,680,000 and $149,409,000, respectively, for the six months ended November 30, 2012.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At November 30, 2012, the cost of investments for federal income tax purposes was $966,213,000. Net unrealized gain aggregated $145,841,000 at period-end, of which $167,190,000 related to appreciated investments and $21,349,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.28% for assets in excess of $300 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2012, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides sub-accounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2012, expenses incurred pursuant to these service agreements were $93,000 for Price Associates; $177,000 for T. Rowe Price Services, Inc.; and $147,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds and/or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein. Accordingly, the accompanying Statement of Operations includes management fees permanently waived pursuant to this agreement. Annual fee rates and amounts waived within the accompanying Statement of Operations related to shares of the underlying institutional funds for the six months ended November 30, 2012, are as follows:

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 23, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 23, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 23, 2013